Deposits - Maturities of Time Deposits (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Deposits [Abstract]
December 31, 2021	$ 1,048,816
December 31, 2022	204,165
December 31, 2023	117,178
December 31, 2024	44,718
December 31, 2025	22,325
Thereafter	52
Total	$ 1,437,254